INTERIM CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	€ 4,386	€ 4,188
Intangible assets	49,310	46,608
Right of use assets	3,391	3,788
Deferred tax asset	51	56
Other long-term receivables	1,419	1,166
Total non-current assets	58,557	55,806
Current assets
Inventory	5,098	3,315
Trade receivables	2,609	2,758
Other receivables	2,885	3,212
Other current assets	1,298	1,318
Financial assets	50,061	36,138
Cash and cash equivalents	27,724	21,610
Total current assets	89,675	68,351
Total assets	148,232	124,157
Capital and reserves
Capital	5,905	4,926
Share premium	290,822	246,127
Share based payment reserve	8,841	7,661
Other comprehensive income	115	137
Retained loss	(185,540)	(160,829)
Total equity attributable to shareholders	120,143	98,022
Non-current liabilities
Financial debt	8,600	8,373
Lease liability	2,721	3,116
Pension liability	35	9
Provisions	339	185
Deferred tax liability	10	9
Total non-current liabilities	11,705	11,692
Current liabilities
Financial debt	595	364
Lease liability	827	851
Trade payables	9,078	8,108
Current tax liability	2,335	1,988
Other payables	3,549	3,132
Total current liabilities	16,384	14,443
Total liabilities	28,089	26,135
Total equity and liabilities	€ 148,232	€ 124,157